Balance Sheet Details (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Balance Sheet Details [Line Items]
Prepaid expenses	$ 27,647	$ 22,566
Other current assets	8,701	7,882
Income tax receivable	14,003	10,081
Prepaid expenses and other current assets	50,351	40,529
Accounts payable	10,139	14,327
Accrued expenses	44,424	41,474
Accrued contingent consideration	8,201	21,578
Accrued interest payable	9,048	14,369
Accrued taxes payable	11,114	14,950
Other current liabilities	15,183	26,075
Accounts payable, accrued expenses and other, Total	$ 98,109	$ 132,773